Note 32 - Principal accountant fees (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
	Year ended December 31,
	2023	2022	2021
Audit fees	4,386	3,966	3,804
Audit-related fees	273	255	220
Tax fees	148	-	-
All other fees	14	11	5
Total	4,821	4,232	4,029